UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________
FORM N-PX
________
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number:  811-03447
SEI Tax Exempt Trust
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)
________

The Corporation Trust Company Corporation Trust Ce
            SEI Tax Exempt Trust
             1209 Orange Street
            Wilmington, Delaware 19801
(Name and address of agent for service)
________

Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: August 31
Date of Reporting Period: July 1, 2022 to June 30, 2023
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Item 1. Proxy Voting Record.
Attached are the proxy voting records for the following funds, each of which is a series of  SEI Tax Exempt Trust:
INTERMEDIATE TERM MUNICIPAL FUND

CALIFORNIA MUNICIPAL BOND FUND

MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

SHORT DURATION MUNICIPAL BOND FUND

TAX-ADVANTAGED INCOME FUND

Registrant Name : SEI Tax Exempt Trust
Fund Name : INTERMEDIATE TERM MUNICIPAL FUND
Date of Fiscal Year End : 08/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.
______________________________________________________________
Registrant Name : SEI Tax Exempt Trust
Fund Name : CALIFORNIA MUNICIPAL BOND FUND
Date of Fiscal Year End : 08/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.
______________________________________________________________

Registrant Name : SEI Tax Exempt Trust
Fund Name : MASSACHUSETTS MUNICIPAL BOND FUND
Date of Fiscal Year End : 08/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.
______________________________________________________________

Registrant Name : SEI Tax Exempt Trust
Fund Name : NEW JERSEY MUNICIPAL BOND FUND
Date of Fiscal Year End : 08/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.
______________________________________________________________

Registrant Name : SEI Tax Exempt Trust
Fund Name : New York Municipal Bond Fund
Date of Fiscal Year End : 08/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.
______________________________________________________________

Registrant Name : SEI Tax Exempt Trust
Fund Name : Pennsylvania Municipal Bond Fund
Date of Fiscal Year End : 08/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.
______________________________________________________________

Registrant : SEI Tax Exempt Trust

Fund Name : SHORT DURATION MUNICIPAL BOND FUND

Date of fiscal year end: 08/31/2023

In all markets, for all statuses, for

Key-

________________________________________________________________________________
Nuveen New York AMT-Free Quality Municipal Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NRK        CUSIP 670656867          08/05/2022            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Judith M.          Mgmt       For        For        For
            Stockdale

1.2        Elect Carole E. Stone    Mgmt       For        For        For
1.3        Elect Margaret L. Wolff  Mgmt       For        For        For
1.4        Elect William C. Hunter  Mgmt       For        For        For
1.5        Elect Albin F. Moschner  Mgmt       For        For        For
________________________________________________________________________________

Registrant : SEI Tax Exempt Trust

Fund Name : TAX-ADVANTAGED INCOME FUND

Date of fiscal year end: 08/31/2023

In all markets, for all statuses, for

Key-

Standard Chartered plc
Ticker     Security ID:             Meeting Date          Meeting Status
STAN       CUSIP 853254AB6          12/15/2022            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Amendment to             Mgmt       For        For        For
            Preference
            Shares

2          Amendment to             Mgmt       For        For        For
            Preference
            Shares

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By: /s/ Robert Nesher

Robert Nesher

President

Date: August 31, 2023